Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserve [member]	Accumulated Losses [member]
At the beginning of reporting period, amount at Jun. 30, 2019	$ 24,387,716	$ 221,091,591	$ 65,533,954	$ (262,237,829)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	99,957	0	99,957	0
Loss after income tax expense for the year	(13,468,232)	0	0	(13,468,232)
Total comprehensive income/(loss) for the year	(13,368,275)	0	99,957	(13,468,232)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	20,555,622	20,555,622	0	0
Employee share based payment	1,724,282	0	1,724,282	0
Exercise of vested performance rights	0	1,343,294	(1,343,294)	0
At reporting date, amount at Jun. 30, 2020	33,299,345	242,990,507	66,014,899	(275,706,061)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(580,408)	0	(580,408)	0
Loss after income tax expense for the year	(29,902,624)	0	0	(29,902,624)
Total comprehensive income/(loss) for the year	(30,483,032)	0	(580,408)	(29,902,624)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	41,172,232	41,172,232	0	0
Conversion of Convertible Notes	7,434,191	12,092,937	(31,073,830)	26,415,084
Exercise of Warrants net of transaction costs	20,146,716	15,595,335	0	4,551,381
Employee share based payment	1,702,159	0	1,702,159	0
Exercise of vested performance rights	0	1,571,294	(1,571,294)	0
At reporting date, amount at Jun. 30, 2021	73,271,611	313,422,305	34,491,526	(274,642,220)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(922,327)		(922,327)	0
Loss after income tax expense for the year	(32,210,826)	0	0	(32,210,826)
Total comprehensive income/(loss) for the year	(33,133,153)	0	(922,327)	(32,210,826)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	51,053,411	51,053,411	0	0
Conversion of Convertible Notes	1,398,656	2,059,791	(5,178,972)	4,517,837
Employee share based payment	1,486,841	0	1,486,841	0
Exercise of vested performance rights	0	872,250	(872,250)	0
At reporting date, amount at Jun. 30, 2022	$ 94,077,366	$ 367,407,757	$ 29,004,818	$ (302,335,209)